CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 38,184	$ 38,377	$ 20,194
Adjustments to reconcile net income to net cash provided by operating activities
Share of net loss of equity method investments	778	653	238
Gain on re-measurement of fair value of the equity method investment		(995)
Depreciation and amortization	8,491	7,119	4,139
Provision of allowance for doubtful accounts	1,044	415	313
Loss/(gain) on disposal of properties and equipment	158	(35)	240
Loss on impairment of intangible assets	0	19	0
Change in fair value of forward contract		(2,465)	2,465
Share-based compensation	12,536	5,362	6,457
Deferred tax	(784)	(886)	(181)
Changes in operating assets and liabilities
Accounts receivable	(10,333)	(9,777)	(4,609)
Prepaid expenses and other current assets	(2,003)	201	(1,204)
Other long term assets	76	(70)	(13)
Accounts payable	169	256	795
Accrued expense and other current liabilities	3,575	9,476	3,925
Deferred revenue	7,152	(1,031)	2,671
Income tax payable	2,846	2,241	3,099
Due from related parties, trading	(3,643)	(1,029)
Due from related parties, non-trading	60	(60)
Net cash provided by operating activities	58,306	47,771	38,529
Cash flows from investing activities
Decrease/(increase) in restricted cash	(826)	495
(Purchase)/maturity of term deposits	(63,982)	61,175	(62,198)
Payments made for equity method investments	(294)	(688)
Repayment of loans made to related parties	159	1,081	15,623
Purchase of properties and equipment	(4,560)	(10,265)	(23,955)
Prepayment for acquisition of property	(8,677)
Proceeds from disposal of properties and equipment	10	126	75
Considerations paid in business acquisitions (net of cash acquired of $2,148)	(338)	(9,305)
Proceeds from disposal of subsidiaries (net of cash disposed of $4)	67
Net cash (used in)/provided by investing activities	(78,441)	42,619	(70,455)
Cash flows from financing activities
Payment made in connection with repurchase of shares	(29,164)
Cash received from exercise of share options	1,111	1,232	98
Proceeds from issuance of ordinary shares upon IPO			110,222
Offering costs paid in connection with the IPO			(11,117)
Dividends paid to noncontrolling interest of ADF Navigation	(824)	(468)
Net cash provided by/(used in) financing activities	(28,877)	764	99,203
Effect of exchange rate changes	859	5,437	1,112
Net increase/(decrease) in cash and cash equivalents	(48,153)	96,591	68,389
Cash and cash equivalents at the beginning of year	199,696	103,105	34,716
Cash and cash equivalents at the end of year	151,543	199,696	103,105
Supplemental disclosures of cash flow information
Income tax paid	$ 5,150	$ 3,776	$ 1,099